Mortgage Note Payable (Schedule Of Aggregate Future Principal Payments On Mortgage Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Secured Debt	$ 265,118	$ 35,320
Long-term Debt	265,118
Mortgages [Member]
Debt Instrument [Line Items]
2013	74
2014	189
2015	13,767
2016	16,820
2017	164,968
Thereafter	69,300
Secured Debt	$ 265,118	$ 35,320